Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and by SEC disclosure rules, we are providing the following information about the relationship between executive compensation and certain financial performance of the Company. The following table sets forth information with respect to the alignment between the Company’s executive compensation and its financial performance.

Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average SCT Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Unlevered Free Cash Flow (4)
					Company TSR	Peer Group TSR (3)
2025	$11,563,694	$17,940,262	$4,519,990	$5,986,642	$98	$109	$168,147,000	$288,957,000
2024	$6,162,675	($394,391)	$2,625,858	$1,470,510	$72	$110	$225,274,000	$223,310,000
2023	$1,196,745	($11,353,672)	$2,092,595	($1,584,648)	$54	$88	$49,888,000	$129,217,000
2022	$671,278	($8,029,810)	$1,609,024	($582,839)	$69	$63	($115,436,000)	$75,013,000
2021	$40,341,012	$59,745,791	$24,580,335	$30,194,630	$78	$97	($115,171,000)	$10,211,000

(1)
The PEO was Caryn Seidman Becker for all years in the table. The other NEOs were Kenneth Cornick (all years), Jennifer Hsu (2025), Michael Barkin (2025), Lynn Haaland (2024 and 2025), Kyle McLaughlin (2024 and 2025), Jonathan Schlegel (2024), Richard N. Patterson, Jr. (2022, 2023 and 2024), Matthew Levine (2022 and 2023), Kasra Moshkani (2022, 2023 and 2024), Sam Hall (2021 and 2022) and Jonathan Feldman (2023).

(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price, probability of achievement of financial goals (as applicable) and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement date.

Adjustments	2024
	PEO	Other NEOs*
Total Compensation from SCT	$11,563,694	$4,519,990
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	$9,999,978	$3,710,007
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$23,334,760	$6,740,836
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	($6,704,534)	($850,624)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($253,679)	($21,606)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that were forfeited, including failing to meet the applicable vesting conditions during such year	—	($691,947)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	$17,940,262	$5,986,642

Note:	Values may not sum due to rounding

*	Amounts presented are averages for the entire group of other NEOs.

(3)	The Peer Group TSR represents the published S&P Software & Services Select Industry Index used by the Company for the performance graph required by Regulation S-K Item 201(e) in the 2025 Form 10-K.

(4)
For purposes of this table, Unlevered Free Cash Flow (“ULFCF”) means free cash flow plus cash taxes paid, without the impact of any interest expense or interest income, and reduced by non-cash
equity-based compensation expense. We updated our definition of ULFCF to include the add-back
of cash taxes paid, and beginning with fiscal year 2025, this revised definition is applied consistently across all applicable incentive compensation plans. The amounts presented in the table above reflect ULFCF calculated on this basis for all periods shown. For years prior to 2024, amounts in this table reflect further adjustments, such as warrant expense and pre-IPO
performance awards that were forfeited.

Company Selected Measure Name	Unlevered Free Cash Flow (“ULFCF”)
Named Executive Officers, Footnote	The other NEOs were Kenneth Cornick (all years), Jennifer Hsu (2025), Michael Barkin (2025), Lynn Haaland (2024 and 2025), Kyle McLaughlin (2024 and 2025), Jonathan Schlegel (2024), Richard N. Patterson, Jr. (2022, 2023 and 2024), Matthew Levine (2022 and 2023), Kasra Moshkani (2022, 2023 and 2024), Sam Hall (2021 and 2022) and Jonathan Feldman (2023).
Peer Group Issuers, Footnote	The Peer Group TSR represents the published S&P Software & Services Select Industry Index used by the Company for the performance graph required by Regulation S-K Item 201(e) in the 2025 Form 10-K.
PEO Total Compensation Amount	$ 11,563,694	$ 6,162,675	$ 1,196,745	$ 671,278	$ 40,341,012
PEO Actually Paid Compensation Amount	$ 17,940,262	(394,391)	(11,353,672)	(8,029,810)	59,745,791
Adjustment To PEO Compensation, Footnote
(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price, probability of achievement of financial goals (as applicable) and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement date.

Adjustments	2024
	PEO	Other NEOs*
Total Compensation from SCT	$11,563,694	$4,519,990
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	$9,999,978	$3,710,007
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$23,334,760	$6,740,836
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	($6,704,534)	($850,624)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($253,679)	($21,606)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that were forfeited, including failing to meet the applicable vesting conditions during such year	—	($691,947)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	$17,940,262	$5,986,642

Note:	Values may not sum due to rounding

*	Amounts presented are averages for the entire group of other NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 4,519,990	2,625,858	2,092,595	1,609,024	24,580,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,986,642	1,470,510	(1,584,648)	(582,839)	30,194,630
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price, probability of achievement of financial goals (as applicable) and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement date.

Adjustments	2024
	PEO	Other NEOs*
Total Compensation from SCT	$11,563,694	$4,519,990
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	$9,999,978	$3,710,007
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	$23,334,760	$6,740,836
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	($6,704,534)	($850,624)
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	($253,679)	($21,606)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that were forfeited, including failing to meet the applicable vesting conditions during such year	—	($691,947)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	$17,940,262	$5,986,642

Note:	Values may not sum due to rounding

*	Amounts presented are averages for the entire group of other NEOs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
For the fiscal year 2025, the most important performance measures the Company used to link compensation actually paid to its NEOs and company performance were:

Total Stockholder Return	Unlevered Free Cash Flow	Total Bookings

Total Shareholder Return Amount	$ 98	72	54	69	78
Peer Group Total Shareholder Return Amount	109	110	88	63	97
Net Income (Loss)	$ 168,147,000	$ 225,274,000	$ 49,888,000	$ (115,436,000)	$ (115,171,000)
Company Selected Measure Amount	288,957,000	223,310,000	129,217,000	75,013,000	10,211,000
PEO Name	Caryn Seidman Becker
Measure:: 1
Pay vs Performance Disclosure
Name	Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Unlevered Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Total Bookings
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,999,978)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,334,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,704,534)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,679)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,710,007)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,740,836
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,624)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,606)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (691,947)